Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000002912
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Balanced Fund - Class AAA
C000002914
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Balanced Fund - Class C
C000061063
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Balanced Fund - Class I
C000002911
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Balanced Fund - Class A
C000002922
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Convertible Securities Fund - Class AAA
C000002921
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Convertible Securities Fund - Class C
C000061065
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Convertible Securities Fund - Class I
C000002919
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Convertible Securities Fund - Class A
C000002918
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Equity Fund - Class AAA
C000002916
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Equity Fund - Class C
C000061064
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Equity Fund - Class I
C000002917
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Equity Fund - Class A
C000002928
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Mighty Mites Fund - Class AAA
C000002930
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Mighty Mites Fund - Class C
C000061067
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Mighty Mites Fund - Class I
C000002927
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood Mighty Mites Fund - Class A
C000002934
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood SmallCap Equity Fund - Class AAA
C000002933
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood SmallCap Equity Fund - Class C
C000061068
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood SmallCap Equity Fund - Class I
C000002931
Account Value [Line Items]
Line Graph and Table Measure Name	TETON Westwood SmallCap Equity Fund - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 35,098	$ 25,741	$ 21,165	$ 25,039	$ 19,261	$ 16,727	$ 16,045	$ 13,608	$ 11,473	$ 9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	23,618	18,695	16,494	19,465	16,559	14,745	13,770	12,496	11,241	10,073
Bloomberg Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	12,184	10,946	10,846	12,752	12,898	11,939	10,725	10,874	10,875	10,273
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	23,618	18,695	16,494	19,465	16,559	14,745	13,770	12,496	11,241	10,073
Bloomberg Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	12,184	10,946	10,846	12,752	12,898	11,939	10,725	10,874	10,875	10,273
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	23,618	18,695	16,494	19,465	16,559	14,745	13,770	12,496	11,241	10,073
Bloomberg Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	12,184	10,946	10,846	12,752	12,898	11,939	10,725	10,874	10,875	10,273
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	23,618	18,695	16,494	19,465	16,559	14,745	13,770	12,496	11,241	10,073
Bloomberg Government / Credit Bond Index
Account Value [Line Items]
Account Value	10,000	12,184	10,946	10,846	12,752	12,898	11,939	10,725	10,874	10,875	10,273
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Account Value	10,000	32,454	28,299	26,327	21,938	17,233	14,219	13,670	12,188	10,663	9,775
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Account Value	10,000	32,454	28,299	26,327	21,938	17,233	14,219	13,670	12,188	10,663	9,775
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Account Value	10,000	32,454	28,299	26,327	21,938	17,233	14,219	13,670	12,188	10,663	9,775
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Account Value	10,000	32,454	28,299	26,327	21,938	17,233	14,219	13,670	12,188	10,663	9,775
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	24,184	18,929	16,541	18,661	13,822	14,554	13,994	12,786	11,106	9,558
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	24,184	18,929	16,541	18,661	13,822	14,554	13,994	12,786	11,106	9,558
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	24,184	18,929	16,541	18,661	13,822	14,554	13,994	12,786	11,106	9,558
Russell 1000 Value Index
Account Value [Line Items]
Account Value	10,000	24,184	18,929	16,541	18,661	13,822	14,554	13,994	12,786	11,106	9,558
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Account Value	10,000	26,129	22,350	19,822	23,168	14,236	16,840	18,424	16,427	12,702	10,827
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Account Value	10,000	26,129	22,350	19,822	23,168	14,236	16,840	18,424	16,427	12,702	10,827
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Account Value	10,000	26,129	22,350	19,822	23,168	14,236	16,840	18,424	16,427	12,702	10,827
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Account Value	10,000	26,129	22,350	19,822	23,168	14,236	16,840	18,424	16,427	12,702	10,827
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	22,042	17,511	16,238	19,727	12,035	14,139	15,408	14,093	11,691	9,840
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	22,042	17,511	16,238	19,727	12,035	14,139	15,408	14,093	11,691	9,840
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	22,042	17,511	16,238	19,727	12,035	14,139	15,408	14,093	11,691	9,840
Russell 2000 Value Index
Account Value [Line Items]
Account Value	$ 10,000	$ 22,042	$ 17,511	$ 16,238	$ 19,727	$ 12,035	$ 14,139	$ 15,408	$ 14,093	$ 11,691	$ 9,840